Discontinued operations and assets and liabilities held for sale - Narrative (Details)			6 Months Ended		12 Months Ended
	Feb. 12, 2020 USD ($)	Dec. 23, 2019 USD ($) oz	Jun. 30, 2020 USD ($) oz	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Post-employment medical defined benefit plans
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Provisions for employee benefits			$ 73,000,000
Provision for silicosis settlement total
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Legal proceedings provision			50,000,000
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | Continental Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Non current assets held for sale			20,000,000
Government of Mali | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture		18.00%
AngloGold Ashanti Limited | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture		41.00%
- Discontinued operations | South African asssets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Expected transaction consideration to be received	$ 300,000,000
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell			17,000,000	$ 0	$ (549,000,000)
Deferred taxation on impairment (reversal) loss, derecognition and profit on disposal of assets			0	$ 2,000,000	$ 164,000,000
Scenario forecast | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration receivable, due if the cash balance of the principal asset is greater than the agreed amount at closing, period		8 days
Consideration receivable, initial production threshold | oz		250,000
Scenario forecast | AngloGold Ashanti Limited And IAMGOLD | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 105,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon fulfilment of conditions precedent		50,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due if the cash balance of the principal asset is greater than the agreed amount at closing		5,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon achieving initial production threshold		25,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon achieving additional production threshold		25,000,000
Scenario forecast | AngloGold Ashanti Limited | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon fulfilment of conditions precedent		25,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due if the cash balance of the principal asset is greater than the agreed amount at closing		2,500,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon achieving initial production threshold		12,500,000
Portion of consideration paid (received) consisting of cash and cash equivalents, due upon achieving additional production threshold		$ 12,500,000
Scenario forecast | - Discontinued operations | South African asssets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Expected transaction consideration to be received			300,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents			200,000,000
Portion of consideration paid (received) consisting of deferred consideration, above production threshold (in USD per ounce)			$ 260
Deferred consideration production threshold | oz			250,000
Deferred consideration production threshold, period			6 years
Portion of consideration paid (received) consisting of deferred consideration, below datum of current infrastructure (in USD per ounce)			$ 20